Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Components of Income Tax (Benefit) Expense
Information pertaining to the Company's (loss) income before income taxes and the applicable (benefit) provision for income taxes is as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

		(recasted)
(Loss) income from continuing operations before income taxes:
Domestic	$(79.0)	$(8.8)	$14.3	$133.3
Foreign	1.3	—	1.3	0.1
Total (loss) income from continuing operations before income taxes	$(77.7)	$(8.8)	$15.6	$133.4
(Benefit) provision for income taxes on continuing operations:
Current:
Federal	$59.7	$1.0	$44.7	$59.5
State and local	13.7	0.2	11.3	11.4
Foreign	0.4	—	0.5	0.1
	73.8	1.2	56.5	71.0
Deferred:
Federal	(92.5)	(4.0)	(31.4)	(20.9)
State and local	(10.0)	(0.5)	(5.5)	(2.3)
Foreign	(0.2)	—	(0.1)	—
	(102.7)	(4.5)	(37.0)	(23.2)
Total (benefit) provision for income taxes on continuing operations	$(28.9)	$(3.3)	$19.5	$47.8

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2012	December 31, 2011
		(recasted)
Current:
Prepaid expenses	$0.4	$4.1
Inventory	0.9	(4.4)
Deferred revenues	5.4	(11.1)
Deferred gain on debt repurchase	(5.3)	—
Accelerated gain on amendment and extension of credit agreement	5.5	—
Net operating loss carryforwards	7.0	7.1
Accrued expenses and other liabilities	32.4	31.7
Net current deferred tax asset before valuation allowance	46.3	27.4
Valuation allowance	(1.2)	(1.9)
Net current deferred tax asset	45.1	25.5
Long-term:
Property, plant and equipment	(22.7)	(29.8)
Intangible assets	(557.5)	(591.4)
Net operating loss carryforwards and AMT credits	4.0	11.0
Deferred gain on debt repurchases	(20.2)	(25.4)
Accelerated gain on amendment and extension of credit agreement	19.3	—
Debt fair value adjustments	(103.0)	(161.0)
Deferred financing fees	2.9	7.1
Accrued rebates	22.3	33.8
Other	34.0	31.1
Net long-term deferred tax liability before valuation allowance	(620.9)	(724.6)
Valuation allowance	(1.8)	(1.9)
Net long-term deferred tax liability	(622.7)	(726.5)
Net deferred tax liabilities	$(577.6)	$(701.0)

Effective Income Tax Rate Reconciliation
The effective tax rate varies from the current statutory federal income tax rate as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Statutory rate	35.0%	35.0%	35.0%	35.0%
State and local taxes	3.4%	4.0%	6.7%	3.6%
Goodwill impairment	—%	—%	152.5%	—%
Contingent consideration	—%	—%	(50.9)%	—%
Domestic production activities deduction	—%	—%	(14.6)%	(2.4)%
Uncertain tax positions	0.5%	—%	(1.9)%	(0.8)%
Effect of state law change	(2.0)%	—%	—%	0.7%
Other	0.3%	(1.5)%	(1.8)%	(0.3)%
	37.2%	37.5%	125.0%	35.8%

Reconciliation of the Beginning and Ending Amount of Uunrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Balance at beginning of period	$10.9	$10.9	$12.0	$13.6
Additions based on tax positions related to the current year	0.8	—	—	—
Additions for tax positions for prior years	0.9	—	2.5	0.6
Reductions for tax positions for prior years	(2.4)	—	(3.6)	(2.2)
Settlements	—	—	—	—
Balance at end of period	$10.2	$10.9	$10.9	$12.0